COMMITMENTS AND CONTINGENCIES (Details Narrative)																			1 Months Ended																	2 Months Ended	3 Months Ended		12 Months Ended
	Oct. 01, 2025 shares	Sep. 25, 2025 USD ($)	Aug. 31, 2025 shares	Aug. 24, 2025 USD ($) shares	Aug. 18, 2025 USD ($)	Aug. 15, 2025 USD ($)	Aug. 14, 2025 USD ($) $ / shares shares	May 04, 2025 USD ($)	May 04, 2025 AUD ($)	May 04, 2024 USD ($)	Jul. 27, 2022 USD ($)	Jul. 27, 2022 EUR (€)	May 04, 2022 USD ($)	May 04, 2022 AUD ($)	Oct. 01, 2020 USD ($)	Oct. 01, 2020 EUR (€)	Sep. 13, 2018 USD ($)	Sep. 13, 2018 EUR (€)	Oct. 31, 2025 shares	Jul. 31, 2023 USD ($)	Jul. 31, 2023 EUR (€)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 EUR (€)	Nov. 30, 2020 EUR (€)	Jun. 30, 2012	Oct. 12, 2024 USD ($) $ / shares	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares
Total litigation penalty amount																																							$ 30,000
Royalties percentage															2.00%	2.00%
Unreimbursed lab fees																																					$ 33,737		$ 51,468	$ 47,531
Common stock, par value | $ / shares																																					$ 0.001		$ 0.001	$ 0.001
Issued services by value																																						$ 15,000	$ 23,881,110
Payments for rent																																					$ 14,789	8,317	34,150	$ 34,150
Operating lease right of use asset								$ 62,126																													$ 56,279		$ 59,413	17,799
Operating lease liabilities								$ 62,126
Incremental borrowing rate								12.00%	12.00%				8.00%	8.00%
Weighted average remaining lease term																																					2 years 6 months 7 days		2 years 9 months 7 days
Warrants term										5 years
Prepaid expenses - current portion																																					$ 8,143,532		$ 8,334,046
Deferred offering costs																																							$ 115,000
Granted overallotment option, shares | shares																																					0		0	0
Consultant [Member]
Sale of stock percent										5.00%
Prepaid expenses - current portion										$ 50,000
Deferred offering costs										$ 25,000
Equity and Equity Linked Placements [Member]
Cash fee percentage										8.00%
Debt Placements [Member]
Cash fee percentage										6.00%
Accounting Standards Update 2016-02 [Member]
Operating lease right of use asset													$ 66,201
Operating lease liabilities													$ 66,201
Subsequent Event [Member]
Issued services by shares | shares																			510,937
Maximum [Member]
Cash fee percentage										8.00%
Warrant [Member]
Sale of stock, price per share | $ / shares																																							$ 7,140
Common Stock [Member]
Issued services by value																																							$ 2,025
Issued services by shares | shares																																						250	2,025,000
Sale of underwriting agreements					$ 3,300,000
Sale of stock percent										3.00%
Common Stock [Member] | Subsequent Event [Member]
Issued services by shares | shares																			4,336
Sale of underwriting agreements					$ 3,340,000
University of Jaen [Member]
Payment for services															$ 30,268	€ 25,837
Royalty Agreement Terms [Member]
Operating leases income statement revenue percentage																																			2.00%
License Agreement Terms [Member]
Operating leases income statement revenue percentage																																			5.00%
1-Year Collaboration Agreement [Member]
Payment for services																	$ 59,508	€ 52,000
2-Year Collaboration Agreement [Member]
Payment for services															$ 35,145	€ 30,000	$ 45,775	€ 40,000
Royalty percentage																	2.00%	2.00%
Research Agreement [Member] | University of Jaen [Member]
Payment for services											$ 53,806	€ 53,200
Royalty percentage											1.00%	1.00%
Underwriting Agreement [Member]
Offering expense							$ 535,000
Underwriting commissions							$ 535,000
Underwriting Agreement [Member] | Subsequent Event [Member]
Common stock, par value | $ / shares							$ 0.001
Underwriting Agreement [Member] | Common Stock [Member]
Sale of stock, number of shares issued in transaction | shares							1,000,000
Sale of stock, price per share | $ / shares							$ 4.00
Granted overallotment option, shares | shares							150,000
Underwriting Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares							1,000,000
Sale of stock, price per share | $ / shares							$ 4.00
Granted overallotment option, shares | shares							150,000
Underwriting Agreement [Member] | Representatives Warrants [Member]
Sale of stock, number of shares issued in transaction | shares							30,000
Sale of stock, price per share | $ / shares							$ 4.00
Underwriting Agreement [Member] | Representatives Warrants [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares							30,000
Sale of stock, price per share | $ / shares							$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member]
Common stock, par value | $ / shares							$ 0.001
Sale of stock, number of shares issued in transaction | shares							1,000,000
Sale of stock, price per share | $ / shares							$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares							1,000,000
Sale of stock, price per share | $ / shares							$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member]
Sale of stock, number of shares issued in transaction | shares							150,000
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares							150,000
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member]
Sale of stock, number of shares issued in transaction | shares							30,000
Sale of stock, price per share | $ / shares							$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares							30,000
Sale of stock, price per share | $ / shares							$ 4.00
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Minimum [Member]
Warrants exercisable date							Feb. 15, 2026
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Minimum [Member] | Subsequent Event [Member]
Warrants exercisable date							Feb. 15, 2026
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Maximum [Member]
Warrants exercisable date							Aug. 15, 2030
Underwriting Agreement [Member] | D. Boral Capital, LLC [Member] | Warrant [Member] | Maximum [Member] | Subsequent Event [Member]
Warrants exercisable date							Aug. 15, 2030
Underwriting Agreement [Member] | EF Hutton LLC [Member]
Sale of underwriting agreements										$ 15,000,000
Consulting Agreement [Member]
Common stock, par value | $ / shares																																				$ 60
Monthly fee services		$ 2,500																																		$ 7,500
Consulting Agreement [Member] | Subsequent Event [Member]
Sale of stock, number of shares issued in transaction | shares			500,000
Monthly fee services						$ 100,000
Consulting Agreement [Member] | Common Stock [Member]
Issued services by value		$ 2,500		$ 43,748
Issued services by shares | shares	10,937			10,937																																	10,937
Advisory Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Issued services by shares | shares																			4,336
New Three-Year Operating Lease Agreement [Member]
Lessee operating lease term													3 years
Payments for rent													$ 2,176	$ 3,000
New One Year Operating Lease Agreement [Member]
Lessee operating lease term								1 year
Payments for rent								$ 2,127	$ 3,300
Lessee operating renewal term								2 years
Merger Acquisition Agreement [Member] | Consultant [Member]
Prepaid expenses - current portion										25,000
Initial Payable [Member] | Consultant [Member]
Prepaid expenses - current portion										$ 25,000
From 2012 through the 2014 [Member]
Total litigation penalty amount																																							$ 10,000
Installment 1 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services | €																																		€ 5,000
Installment 1 [Member] | Research Agreement [Member]
Payment for services																												$ 18,407	€ 18,200
Installment 2 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																																$ 5,858	€ 5,000
Installment 2 [Member] | Research Agreement [Member]
Payment for services																										$ 8,091	€ 8,000
Installment 3 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																														$ 11,715	€ 10,000
Installment 3 [Member] | Research Agreement [Member]
Payment for services																								$ 7,080	€ 7,000
Installment 4 [Member] | 2-Year Collaboration Agreement [Member]
Payment for services																										$ 11,715	€ 10,000
Installment 4 [Member] | Research Agreement [Member]
Payment for services																						$ 10,114	€ 10,000
Installment 5 [Member] | Research Agreement [Member]
Payment for services																				$ 10,114	€ 10,000